Time Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Time Deposit [Abstract]
Schedule of maturities of time deposits	At December 31, 2016, the scheduled maturities of time deposits were as follows:
Scheduled Maturities
2017	$693,702
2018	56,084
2019	11,937
2020	8,515
2021	6,278
Total	$776,516